FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,036	$ 1,463
Employees and payroll accruals	1,987	2,662
Other payables	1,617	1,519
Leases liability	2,025	2,969
Liabilities in respect of government grants	5,791	4,467
Total Financial Liabilities	12,456	13,080
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,036	1,463
Employees and payroll accruals	1,987	2,662
Other payables	1,617	1,519
Leases liability	943	975
Liabilities in respect of government grants	79	89
Total Financial Liabilities	5,662	6,708
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	819	928
Liabilities in respect of government grants	251	233
Total Financial Liabilities	1,070	1,161
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	131	814
Liabilities in respect of government grants	573	490
Total Financial Liabilities	704	1,304
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	70	115
Liabilities in respect of government grants	1,085	847
Total Financial Liabilities	1,155	962
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	41	73
Liabilities in respect of government grants	1,841	1,449
Total Financial Liabilities	1,882	1,522
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	21	64
Liabilities in respect of government grants	1,962	1,359
Total Financial Liabilities	$ 1,983	$ 1,423